Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2021
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of intangible assets	€ 141	€ 160
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures	€ 73	€ 152
FCA and PSA Merger
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			€ 8,256